Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
Office electronic equipment	1,121,533	1,135,926	161,611
Office fixtures and furniture	182,845	190,994	27,173
Vehicles	1,201,452	1,201,452	170,933
Building	169,766,599	115,322,345	16,407,117
Subtotal	172,272,429	117,850,717	16,766,834
Less: accumulated depreciation	(10,621,001)	(10,407,212)	(1,480,653)
impairment	(35,839,687)	(34,643,556)	(4,928,801)
Total	125,811,741	72,799,949	10,357,380